2. LOANS: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2021
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2021
Contractual Maturity as percentage of loan balances	51.52%
Direct Cash Loans | 2022
Contractual Maturity as percentage of loan balances	29.88%
Direct Cash Loans | 2023
Contractual Maturity as percentage of loan balances	12.38%
Direct Cash Loans | 2024
Contractual Maturity as percentage of loan balances	4.79%
Direct Cash Loans | 2025
Contractual Maturity as percentage of loan balances	1.32%
Direct Cash Loans | 2026 & beyond
Contractual Maturity as percentage of loan balances	0.11%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2021
Contractual Maturity as percentage of loan balances	13.44%
Real Estate Loans | 2022
Contractual Maturity as percentage of loan balances	9.56%
Real Estate Loans | 2023
Contractual Maturity as percentage of loan balances	9.76%
Real Estate Loans | 2024
Contractual Maturity as percentage of loan balances	9.69%
Real Estate Loans | 2025
Contractual Maturity as percentage of loan balances	9.05%
Real Estate Loans | 2026 & beyond
Contractual Maturity as percentage of loan balances	48.50%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2021
Contractual Maturity as percentage of loan balances	33.24%
Sales Finance Contracts | 2022
Contractual Maturity as percentage of loan balances	28.01%
Sales Finance Contracts | 2023
Contractual Maturity as percentage of loan balances	20.89%
Sales Finance Contracts | 2024
Contractual Maturity as percentage of loan balances	12.80%
Sales Finance Contracts | 2025
Contractual Maturity as percentage of loan balances	4.88%
Sales Finance Contracts | 2026 & beyond
Contractual Maturity as percentage of loan balances	0.18%